Depreciation, Amortization and Impairment	12 Months Ended
Dec. 31, 2018
Depreciation, Amortization and Impairment
Depreciation, Amortization and Impairment

37.  Depreciation, Amortization and Impairment:

(a)   Amounts charged to income for depreciation and amortization during the year ended December 31, 2016, 2017 and 2018 are detailed as follows:

	2016	2017	2018
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property and equipment (Note No.16a and Note No. 17)	24,694	26,176	27,185
Amortization of intangibles assets (Note No.15a)	10,881	11,360	10,496
Total	35,575	37,536	37,681

(b)   As of December 31, 2016, 2017 and 2018, the impairment loss is detailed as follows:

	2016	2017	2018
	MCh$	MCh$	MCh$

Impairment loss
(Gain) loss on debt instruments at fair value through OCI	—	—	(1,552)
Impairment loss on property and equipment (Note No.16a)	274	166	334
Impairment loss on intangibles assets (Note No.15a)	—	—	―
Total	274	166	(1,218)